Bradley Strickling

VP and Senior Counsel

Writer's Direct Number: (205) 268-7884

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 1, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Protective Life and Annuity Insurance Company Protective NY COLI VUL Protective Executive Benefits Registered VUL NY Policy Filing Pursuant to Rule 497(j) for File No. 333-257081; 811-23707

Commissioners:

On behalf of Protective Life and Annuity Insurance Company and the Protective NY COLI VUL, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the "Protective Executive Benefits Registered VUL NY", a variable universal life policy, and otherwise required to be filed under Rule 497(c) do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 3 for Protective NY COLI VUL as filed electronically with the Commission on April 25, 2023.

Please do not hesitate to call me at (205) 268-7884 if you have any questions.

Sincerely,

/s/ Bradley Strickling

Bradley Strickling